Document and Entity Information	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Entity File Number	333-97247-06
Entity Registrant Name	SLM Student Loan Trust 2003-1
Entity Central Index Key	0001321778
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3480392
Entity Address, Address Line One	60 Wall Street, 60th Floor
Entity Address, Address Line Two	Mail Stop NYC60-2606
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-5858
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false